Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ (2,794)	$ 5	$ 2,343
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation adjustment	81	(305)	232
Compensation plans	13	(34)	(2)
Comprehensive Income (Loss)	$ (2,700)	$ (334)	$ 2,573